Fair Value Disclosures	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures
Fair Value Disclosures

8. Fair Value Disclosures

The authoritative guidance for fair value measurements defines fair value as the price that would be received to sell an asset or paid to transfer a liaebility in an orderly transaction between market participants. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability. The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not be adjusted for transaction costs. An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact and (iv) willing to transact.

The authoritative guidance requires the use of valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount on a discounted basis. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement costs). Valuation techniques should be consistently applied. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources, or unobservable, meaning those that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In that regard, the authoritative guidance establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1 Inputs.  Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs.  Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (for example, interest rates, volatilities, prepayment speeds, loss severities, credit risks and default rates) or inputs that are derived principally from or corroborated by observable market data by correlation or other means. Level 2 investments consist primarily of obligations of U.S. government sponsored enterprises and agencies, obligations of state and municipal subdivisions, corporate bonds and mortgage‑backed securities.

Level 3 Inputs.  Significant unobservable inputs that reflect an entity’s own assumptions that market participants would use in pricing the assets or liabilities.

In general, fair value is based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market‑ based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. While management believes the Company’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

Assets and liabilities measured at fair value on a recurring basis include the following:

Investment Securities Available For Sale:  Securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For those securities classified as Level 2, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U. S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayments speeds, credit information and the bond’s terms and conditions, among other things.

The following table summarizes assets measured at fair value on a recurring basis as of March 31, 2015 and December 31, 2014, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Fair Value
	Measurements Using
	Level 1	Level 2	Level 3	Total
	Inputs	Inputs	Inputs	Fair Value
As of March 31, 2015
Investment securities available for sale	$—	$53,391	$—	$53,391
As of December 31, 2014
Investment securities available for sale	$—	$45,127	$—	$45,127

There were no liabilities measured at fair value on a recurring basis as of March 31, 2015 and December 31, 2014.

There were no transfers between Level 2 and Level 3 during the three months ended March 31, 2015 and 2014.

Certain assets and liabilities are measured at fair value on a non‑ recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Assets measured at fair value on a non‑recurring basis include impaired loans and other real estate owned. The fair value of impaired loans with specific allocations of the allowance for loan losses and other real estate owned is based upon recent real estate appraisals less estimated costs of sale. For residential real estate impaired loans and other real estate owned, appraised values are based on the comparative sales approach. For commercial and commercial real estate impaired loans and other real estate owned, appraisers may use either a single valuation approach or a combination of approaches such as comparative sales, cost or the income approach. A significant unobservable input in the income approach is the estimated income capitalization rate for a given piece of collateral. Adjustments to appraisals may be made to reflect local market conditions or other economic factors and may result in changes in the fair value of a given asset over time. As such, the fair value of impaired loans and other real estate owned are considered a Level 3 in the fair value hierarchy.

The Company recovers the carrying value of other real estate owned through the sale of the property. The ability to affect future sales prices is subject to market conditions and factors beyond the Company’s control and may impact the estimated fair value of a property.

Appraisals for impaired loans and other real estate owned are performed by certified general appraisers whose qualifications and licenses have been reviewed and verified by the Company. Once reviewed, a member of the credit department reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparisons to independent data sources such as recent market data or industry wide‑statistics. On a periodic basis, the Company compares the actual selling price of collateral that has been sold to the most recent appraised value to determine what additional adjustments, if any, should be made to the appraisal value to arrive at fair value.

The following table summarizes assets measured at fair value on a non‑ recurring basis as of March 31, 2015 and December 31, 2014, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Fair Value
	Measurements Using
	Level 1	Level 2	Level 3	Total
	Inputs	Inputs	Inputs	Fair Value
As of March 31, 2015
Assets:
Impaired loans	$—	$—	$1,783	$1,783
Other real estate owned	$—	$—	$493	$493
As of December 31, 2014
Assets:
Impaired loans	$—	$—	$2,056	$2,056
Other real estate owned	$—	$—	$50	$50

At March 31, 2015, impaired loans had a carrying value of $1,783, with $123 specific allowance for loan loss allocated.

At December 31, 2014, impaired loans had a carrying value of $2,056, with $87 specific allowance for loan loss allocated.

There were no liabilities measured at fair value on a non‑recurring basis as of March 31, 2015 and December 31, 2014.

For Level 3 financial assets measured at fair value as of March 31, 2015 and December 31, 2014, the significant unobservable inputs used in the fair value measurements were as follows:

March 31, 2015
		Valuation	Unobservable	Weighted
Assets/Liabilities	Fair Value	Technique	Input(s)	Average
Impaired loans	$1,783	Collateral Method	Adjustments for selling costs	8%
Other real estate owned	$493	Collateral Method	Adjustments for selling costs	8%

December 31, 2014
		Valuation	Unobservable	Weighted
Assets/Liabilities	Fair Value	Technique	Input(s)	Average
Impaired loans	$2,056	Collateral Method	Adjustments for selling costs	8%
Other real estate owned	$50	Collateral Method	Adjustments for selling costs	8%

Fair Value of Financial Instruments

The Company is required under current authoritative guidance to disclose the estimated fair value of their financial instrument assets and liabilities including those subject to the requirements discussed above. For the Company, as for most financial institutions, substantially all of its assets and liabilities are considered financial instruments, as defined. Many of the Company’s financial instruments, however, lack an available trading market as characterized by a willing buyer and willing seller engaging in an exchange transaction.

The estimated fair value amounts of financial instruments have been determined by the Company using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. In addition, reasonable comparability between financial institutions may not be likely due to the wide range of permitted valuation techniques and numerous estimates that must be made given the absence of active secondary markets for many of the financial instruments. This lack of uniform valuation methodologies also introduces a greater degree of subjectivity to these estimated fair values.

The methods and assumptions used by the Company in estimating fair values of financial instruments as disclosed herein in accordance with ASC Topic 825, Financial Instruments, other than for those measured at fair value on a recurring and nonrecurring basis discussed above, are as follows:

Cash and cash equivalents:  The carrying amounts of cash and cash equivalents approximate their fair value.

Loans and loans held for sale:  For variable‑rate loans that reprice frequently and have no significant changes in credit risk, fair values are based on carrying values. Fair values for certain mortgage loans (for example, one‑to‑four family residential), commercial real estate and commercial loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Bank‑owned life insurance:  The carrying amounts of bank‑owned life insurance approximate their fair value.

Non‑marketable equity securities:  The carrying value of restricted securities such as stock in the Federal Home Loan Bank of Dallas and Independent Bankers Financial Corporation approximates fair value.

Deposits:  The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date (that is their carrying amounts). The carrying amounts of variable‑rate certificates of deposit (CDs) approximate their fair values at the reporting date. Fair values for fixed‑rate CDs are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Advances from Federal Home Loan Bank:  The fair value of advances maturing within 90 days approximates carrying value. Fair value of other advances is based on the Company’s current borrowing rate for similar arrangements.

Junior subordinated debentures and subordinated notes:  The fair values are based upon prevailing rates on similar debt in the market place.

Accrued interest:  The carrying amounts of accrued interest approximate their fair values due to short term maturity.

Off‑balance sheet instruments:  Commitments to extend credit and standby letters of credit are generally priced at market at the time of funding and were not material to the Company’s condensed consolidated financial statements.

The estimated fair values and carrying values of all financial instruments under current authoritative guidance as of March 31, 2015 and December 31, 2015 were as follows:

	March 31,		December 31,
	2015		2014
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial assets:
Level 2 inputs:
Cash and cash equivalents	$85,544	$85,544	$93,251	$93,251
Securities available for sale	53,391	53,391	45,127	45,127
Loans held for sale	2,508	2,508	8,858	8,858
Accrued interest receivable	1,539	1,539	1,542	1,542
Bank-owned life insurance	17,969	17,969	17,822	17,822
Non-marketable equity securities	3,136	3,136	4,139	4,139
Level 3 inputs:
Loans, net	609,439	606,819	597,278	596,138
Financial liabilities:
Level 2 inputs:
Deposits	$668,255	$659,415	$638,743	$630,402
Advances from FHLB	15,000	15,029	40,000	40,028
Accrued interest payable	110	110	126	126
Junior subordinated debentures	3,093	3,093	3,093	3,093
Subordinated notes	4,981	4,981	4,981	4,981

16. Fair Value Disclosures

        The authoritative guidance for fair value measurements defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability. The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not be adjusted for transaction costs. An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact and (iv) willing to transact.

        The authoritative guidance requires the use of valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount on a discounted basis. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement costs). Valuation techniques should be consistently applied. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources, or unobservable, meaning those that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In that regard, the authoritative guidance establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

        Level 1 Inputs.    Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

        Level 2 Inputs.     Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (for example, interest rates, volatilities, prepayment speeds, loss severities, credit risks and default rates) or inputs that are derived principally from or corroborated by observable market data by correlation or other means. Level 2 investments consist primarily of obligations of U.S. government sponsored enterprises and agencies, obligations of state and municipal subdivisions, corporate bonds and mortgage-backed securities.

        Level 3 Inputs.     Significant unobservable inputs that reflect an entity's own assumptions that market participants would use in pricing the assets or liabilities.

        In general, fair value is based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market- based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. While management believes the Company's valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

        A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

        Assets and liabilities measured at fair value on a recurring basis include the following:

        Investment Securities Available For Sale:    Securities classified as available for sale are reported at fair value utilizing Level 2 inputs. For those securities classified as Level 2, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U. S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayments speeds, credit information and the bond's terms and conditions, among other things.

        The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014 and 2013, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Fair Value Measurements Using
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
As of December 31, 2014:
Investment securities available for sale	$—	$45,127	$—	$45,127
As of December 31, 2013:
Investment securities available for sale	$—	$45,604	$—	$45,604

        There were no liabilities measured at fair value on a recurring basis as of December 31, 2014 and 2013.

        There were no transfers between Level 2 and Level 3 during the years ended December 31, 2014 and 2013.

        Certain assets and liabilities are measured at fair value on a non- recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

        Assets measured at fair value on a non-recurring basis include impaired loans and other real estate owned. The fair value of impaired loans with specific allocations of the allowance for loan losses and other real estate owned is based upon recent real estate appraisals less estimated costs of sale. For residential real estate impaired loans and other real estate owned, appraised values are based on the comparative sales approach. For commercial and commercial real estate impaired loans and other real estate owned, appraisers may use either a single valuation approach or a combination of approaches such as comparative sales, cost or the income approach. A significant unobservable input in the income approach is the estimated income capitalization rate for a given piece of collateral. Adjustments to appraisals may be made to reflect local market conditions or other economic factors and may result in changes in the fair value of a given asset over time. As such, the fair value of impaired loans and other real estate owned are considered a Level 3 in the fair value hierarchy.

        The Company recovers the carrying value of other real estate owned through the sale of the property. The ability to affect future sales prices is subject to market conditions and factors beyond the Company's control and may impact the estimated fair value of a property.

        Appraisals for impaired loans and other real estate owned are performed by certified general appraisers whose qualifications and licenses have been reviewed and verified by the Company. Once reviewed, a member of the credit department reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparisons to independent data sources such as recent market data or industry wide-statistics. On a periodic basis, the Company compares the actual selling price of collateral that has been sold to the most recent appraised value to determine what additional adjustments, if any, should be made to the appraisal value to arrive at fair value.

        The following table summarizes assets measured at fair value on a non- recurring basis as of December 31, 2014 and 2013, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Fair Value Measurements Using
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
As of December 31, 2014:
Assets:
Impaired loans	$—	$—	$2,056	$2,056
Other real estate owned	$—	$—	$50	$50
As of December 31, 2013:
Assets:
Impaired loans	$—	$—	$4,155	$4,155
Other real estate owned	$—	$—	$1,797	$1,797

        At December 31, 2014, impaired loans had a carrying value of $2,056, with $87 specific allowance for loan loss allocated. At December 31, 2013, impaired loans had a carrying value of $4,155, with no specific allowance for loan loss allocated.

        Other real estate owned properties are measured for impairment using the fair value of the collateral less estimated cost to sell and had a carrying amount of approximately $53 and $1,959 reduced by approximately $3 and $162, for the years ended December 31, 2014 and 2013, respectively.

        There were no liabilities measured at fair value on a non-recurring basis as of December 31, 2014 and 2013.

        For Level 3 financial assets measured at fair value as of December 31, 2014 and 2013, the significant unobservable inputs used in the fair value measurements were as follows:

December 31, 2014
Assets/Liabilities	Fair Value	Valuation Technique	Unobservable Input(s)	Weighted Average
Impaired loans	$2,056	Collateral Method	Adjustments for selling costs	8%
Other real estate owned	$50	Collateral Method	Adjustments for selling costs	8%

December 31, 2013
Assets/Liabilities	Fair Value	Valuation Technique	Unobservable Input(s)	Weighted Average
Impaired loans	$4,155	Collateral Method	Adjustments for selling costs	8%
Other real estate owned	$1,797	Collateral Method	Adjustments for selling costs	8%

Fair Value of Financial Instruments

        The Company is required under current authoritative guidance to disclose the estimated fair value of their financial instrument assets and liabilities including those subject to the requirements discussed above. For the Company, as for most financial institutions, substantially all of its assets and liabilities are considered financial instruments, as defined. Many of the Company's financial instruments, however, lack an available trading market as characterized by a willing buyer and willing seller engaging in an exchange transaction.

        The estimated fair value amounts of financial instruments have been determined by the Company using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. In addition, reasonable comparability between financial institutions may not be likely due to the wide range of permitted valuation techniques and numerous estimates that must be made given the absence of active secondary markets for many of the financial instruments. This lack of uniform valuation methodologies also introduces a greater degree of subjectivity to these estimated fair values.

        The methods and assumptions used by the Company in estimating fair values of financial instruments as disclosed herein in accordance with ASC Topic 825, Financial Instruments, other than for those measured at fair value on a recurring and nonrecurring basis discussed above, are as follows:

        Cash and cash equivalents:    The carrying amounts of cash and cash equivalents approximate their fair value.

        Loans and loans held for sale:    For variable-rate loans that reprice frequently and have no significant changes in credit risk, fair values are based on carrying values. Fair values for certain mortgage loans (for example, one-to-four family residential), commercial real estate and commercial loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

        Bank-owned life insurance:    The carrying amounts of bank-owned life insurance approximate their fair value.

        Non-marketable equity securities:    The carrying value of restricted securities such as stock in the Federal Home Loan Bank of Dallas and Independent Bankers Financial Corporation approximates fair value.

        Deposits:    The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date (that is their carrying amounts). The carrying amounts of variable-rate certificates of deposit (CDs) approximate their fair values at the reporting date. Fair values for fixed-rate CDs are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

        Advances from Federal Home Loan Bank:    The fair value of advances maturing within 90 days approximates carrying value. Fair value of other advances is based on the Company's current borrowing rate for similar arrangements.

        Junior subordinated debentures and subordinated notes:    The fair values are based upon prevailing rates on similar debt in the market place.

        Accrued interest:    The carrying amounts of accrued interest approximate their fair values due to short term maturity.

        Off-balance sheet instruments:    Commitments to extend credit and standby letters of credit are generally priced at market at the time of funding and were not material to the Company's consolidated financial statements.

        The estimated fair values and carrying values of all financial instruments under current authoritative guidance as of December 31, 2014 and 2013 were as follows:

	December 31,
	2014		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Level 2 inputs:
Cash and cash equivalents	$93,251	$93,251	$76,646	$76,646
Securities available for sale	45,127	45,127	45,604	45,604
Loans held for sale	8,858	8,858	2,051	2,051
Accrued interest receivable	1,542	1,542	1,351	1,351
Bank-owned life insurance	17,822	17,822	10,475	10,475
Non-marketable equity securities	4,139	4,139	2,714	2,714
Level 3 inputs:
Loans, net	597,278	596,138	490,158	490,344
Financial liabilities:
Level 2 inputs:
Deposits	$638,743	$630,402	$573,938	$568,451
Advances from FHLB	40,000	40,028	15,000	15,055
Accrued interest payable	126	126	134	134
Junior subordinated debentures	3,093	3,093	3,093	3,093
Subordinated notes	4,981	4,981	4,979	4,979